Web-Based Technology (Tables)	12 Months Ended
Dec. 31, 2015
Web-Based Technology [Abstract]
Schedule of capitalized costs in developing web-based technology
	2015	2014
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	537,877	440,477
Subtotal, web-based technology	1,294,527	1,197,127
Accumulated amortization	(954,057)	(692,484)
Web-based technology, net	$340,470	$504,643